Equity - Schedule of Ordinary Shares (Detail)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 TWD ($) $ / shares shares	Dec. 31, 2018 TWD ($) $ / shares shares
Equity [Abstract]
Number of shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Authorized share capital	$ 5,000,000,000		$ 5,000,000,000,000	$ 5,000,000,000,000
Authorized par value of per share | (per share)	$ 0.01		$ 10.00	$ 10.00
Number of outstanding shares issued and fully paid	209,675,470	189,954,970	189,954,970	160,248,940
Amount of outstanding shares issued and fully paid	$ 61,826,237	$ 61,366,844	$ 61,366,844	$ 51,627,219